Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Schedule of goodwill

Retail and Mail Order Pharmacy
At December 31, 2019	$—
Additions through business combinations	2,986

At December 31, 2020	$2,986

Effects of movements in exchange rates	(12)

Ending Balance	$2,974